UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5739

Name of Fund: BlackRock MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.5%          $ 2,750  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                 due 1/01/2022                                                                        $    2,983
                          2,200  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%
                                 due 1/01/2025                                                                             2,240
--------------------------------------------------------------------------------------------------------------------------------
California - 27.9%       10,000  Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.464% due 10/01/2024 (a)(m)                 8,274
                          6,000  Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.495% due 10/01/2025 (a)(m)                 4,965
                            950  Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (d)                                   992
                          5,000  Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                 Improvements Project), Senior-Series A, 6% due 9/01/2024 (d)                              6,058
                          1,600  Arcadia, California, Unified School District, Capital Appreciation, GO (Election
                                 of 2006), Series A, 4.96% due 8/01/2039 (d)(m)                                              334
                          2,350  California State, GO, Refunding, 5.25% due 9/01/2010 (g)                                  2,469
                          1,700  California State, GO, Refunding, 5.125% due 6/01/2027                                     1,778
                          5,000  California State, GO, Refunding, 5.125% due 6/01/2031                                     5,229
                          1,900  California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5% due 6/01/2025                                                  1,979
                          2,600  California State University, Systemwide Revenue Bonds, Series A, 5%
                                 due 11/01/2035 (b)                                                                        2,715
                          8,490  California State, Various Purposes, GO, 5.50% due 11/01/2033                              9,233
                          2,750  Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                 Series B, 4.812% due 8/01/2025 (a)(m)                                                     1,161
                            850  Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                 5.25% due 8/01/2030 (f)                                                                     920
                          1,600  East Side Union High School District, California, Santa Clara County, GO (Election
                                 of 2002), Series D, 5% due 8/01/2026 (c)                                                  1,693
                          2,835  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)(g)                                       3,097
                          3,000  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (g)(k)                                      3,298
                          5,300  Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                                 Series C, 5% due 7/01/2029 (f)                                                            5,580

Portfolio Abbreviations

To simplify the listings of BlackRock MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Individual Development Authority
IDR         Industrial Development Revenue Bonds
S/F         Single-Family

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 2,965  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2029 (b)                                                    $    3,107
                          1,655  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2036 (b)                                                         1,733
                          5,000  Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                 Redevelopment Project - Area Number 1), 5.125% due 3/01/2030 (f)                          5,240
                          7,455  Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (b)                 7,771
                          1,750  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                          1,830
                          3,850  Sacramento, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2030 (f)                                                                         4,077
                          1,250  San Mateo, California, Union High School District, COP (Phase One Projects),
                                 Series B, 4.758% due 12/15/2043 (a)(m)                                                      707
                          6,145  Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.125% due 9/01/2030 (b)                                               6,488
                          1,600  Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (d)                                                                         1,673
                          2,325  Ventura County, California, Community College District, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (f)                                                            2,462
--------------------------------------------------------------------------------------------------------------------------------
Colorado - 8.2%           2,135  Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                 Hospital Project), 5.75% due 12/01/2010 (g)(i)                                            2,275
                             55  Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40%
                                 due 11/01/2027                                                                               55
                            560  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                 7.50% due 4/01/2031                                                                         564
                          1,200  Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                 Series A, 5.50% due 3/01/2032 (h)                                                         1,288
                          1,200  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities, Inc.), Series A, 5.50% due 12/01/2027 (i)                                    1,280
                            675  Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities, Inc.), Series A, 5.50% due 12/01/2033 (i)                                      717
                          3,875  Colorado Water Resources and Power Development Authority, Clean Water Revenue
                                 Bonds, Series A, 6.25% due 9/01/2010 (g)                                                  4,185
                          2,000  Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT, Series A,
                                 6% due 11/15/2018 (a)                                                                     2,128
                          5,450  El Paso County, Colorado, School District Number 49, Falcon, GO, Series A, 6%
                                 due 12/01/2009 (d)(g)                                                                     6,008
                          7,900  Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation
                                 Revenue Bonds, Senior Convertible, Series C, 5.345% due 6/15/2011 (d)(m)                  7,252
                          1,900  Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A,
                                 5.50% due 6/15/2021 (a)                                                                   2,048
--------------------------------------------------------------------------------------------------------------------------------
Florida - 2.3%            1,400  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                 1,465

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                        $ 2,000  Highlands County Florida Health Facilities Authority Hospital Revenue Refunding
                                 Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                     $    2,069
                          4,200  Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                 due 1/01/2032 (b)                                                                         4,411
--------------------------------------------------------------------------------------------------------------------------------
Georgia - 12.5%          17,355  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                 due 1/01/2033 (d)                                                                        18,583
                          2,900  Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (d)               3,048
                          1,000  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%
                                 due 11/01/2033 (f)                                                                        1,039
                          4,250  Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5%
                                 due 11/01/2039 (f)                                                                        4,418
                          2,300  Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                 2,469
                          2,500  Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)            2,675
                          7,725  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                 due 1/01/2025 (a)                                                                        10,439
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 14.7%          5,670  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2023 (d)                                                       6,225
                          2,500  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (c)                                                          2,799
                          2,460  Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due
                                 11/15/2012 (a)(g)                                                                         2,680
                         20,120  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.341%
                                 due 6/15/2030 (a)(m)                                                                     18,867
                          4,500  Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                 due 6/15/2032 (a)                                                                         4,688
                          2,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                 due 6/15/2023 (f)                                                                         2,185
                         10,115  Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                 due 11/01/2020 (a)                                                                       12,470
--------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.8%            4,080  Hammond, Indiana, Multi-School Building Corporation, First Mortgage Revenue
                                 Refunding Bonds, 6.125% due 7/15/2019 (f)                                                 4,140
                          8,000  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2014 (b)(g)                                                                      8,730
--------------------------------------------------------------------------------------------------------------------------------
Louisiana - 8.1%          4,500  Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (f)                      4,741
                          3,600  Louisiana Local Government Environmental Facilities and Community Development
                                 Authority, Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                 6.30% due 7/01/2030 (a)                                                                   4,311
                          2,035  Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2023 (a)                                                            2,155
                          4,950  Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (d)       5,070
                          3,735  Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                 Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                 1,302
                          4,650  New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                     4,951
                          3,650  Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                                 AMT, 4.70% due 11/01/2036 (a)                                                             3,668
                          1,400  Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                 Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                1,515
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.4%    $ 1,600  Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80%
                                 due 12/01/2027 (d)                                                                   $    1,608
                          8,800  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (a)(d)                                                         9,307
                          4,350  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 4.75% due 8/15/2032 (d)                                                         4,500
                         11,300  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (b)(g)                                                                     12,271
                            950  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                 Series B, 5.125% due 8/01/2027 (f)                                                          999
--------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.6%           1,900  Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                 due 7/01/2036 (b)                                                                         2,004
                          1,700  Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                 Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                        1,772
                          1,300  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (c)         1,399
                          2,500  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (c)         2,651
                          4,300  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (c)        4,567
--------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.0%          3,099  Dakota County, Minnesota, Community Development Agency, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (p)(o)               3,220
--------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%        2,400  Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)          2,576
--------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%           1,700  Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill, Inc.
                                 Project), AMT, 5.90% due 11/01/2027                                                       1,854
--------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.9%             3,100  Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                 Series A, 5.50% due 9/01/2033 (i)                                                         3,318
                          1,500  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (b)                                                                         1,568
                          3,200  Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2036 (b)                                                                         3,337
                          5,060  Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                 due 9/01/2036 (b)                                                                         5,086
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.3%      7,390  New Hampshire Health and Education Facilities Authority Revenue Bonds
                                 (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (d)                           7,928
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.5%           700  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                            743
                          1,165  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                          1,254
                          2,600  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                 due 7/01/2029 (f)                                                                         2,736
                          9,325  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2031 (f)                                                                        10,009
                          5,200  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2033 (f)                                                                         5,578
                          4,960  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2028                                                                             5,277
--------------------------------------------------------------------------------------------------------------------------------
New York - 1.5%           2,250  Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (b)                                                           2,361
                          2,400  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                   2,569
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.8%             $ 2,550  Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power and Light
                                 Company Project), 4.80% due 9/01/2036 (b)                                            $    2,585
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.3%       7,750  Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                 (The School District of Philadelphia Project), 5% due 6/01/2013 (d)(g)                    8,281
                          6,500  Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B, 5.50% due 10/01/2020 (d)                                                 7,003
                          2,650  Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1998 General
                                 Ordinance, 7th Series, 5% due 10/01/2032 (a)                                              2,804
--------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.5%       4,345  Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                                 Series A, 6.25% due 12/15/2020 (d)                                                        4,752
                          3,355  Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6.50% due 7/01/2010 (b)(g)                                                      3,663
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 3.0%     3,800  Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
                                 (Securing Assets for Education Project), 5.125% due 12/01/2030                            4,026
                          2,365  Kershaw County, South Carolina, Public Schools Foundation, Installment Power
                                 Revenue Refunding Bonds, 5% due 12/01/2029 (k)                                            2,492
                          3,500  Scago Educational Facilities Corporation for Pickens County School District, South
                                 Carolina, Revenue Bonds, 5% due 12/01/2031 (d)                                            3,682
--------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.1%       6,825  South Dakota State Health and Educational Facilities Authority Revenue Refunding
                                 Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                              6,978
--------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.1%          6,500  Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital
                                 Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.039%
                                 due 1/01/2038 (m)                                                                         1,404
                          2,280  Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1,
                                 5.95% due 7/01/2012 (f)                                                                   2,315
--------------------------------------------------------------------------------------------------------------------------------
Texas - 6.9%              1,615  Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding
                                 Bonds, 6.35% due 5/01/2025 (f)                                                            1,618
                          9,345  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.49% due 8/15/2029 (b)(m)                                             2,993
                         10,000  Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.58% due 8/15/2035 (m)                                                2,247
                          4,475  Lewisville, Texas, Independent School District, Capital Appreciation and School
                                 Building, GO, Refunding, 4.67% due 8/15/2024 (b)(m)                                       1,994
                          5,820  North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (f)                                                                 6,122
                          1,600  Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                 (Professional Educators Home Loan Program), AMT, Series A-1, 5.50%
                                 due 12/01/2039 (p)(o)                                                                     1,712
                          6,250  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                   6,705
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                           Face
State                    Amount  Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.4%         $10,000  Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2010 (a)                                                    $   10,583
                          2,300  Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                 Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                     2,509
                          5,000  Stafford County, Virginia, EDA, Hospital Facilities Revenue Bonds (MediCorp Health
                                 System), 5.25% due 6/15/2037                                                              5,233
--------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%         2,000  Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                 Refunding Bonds, 5.375% due 12/01/2009 (d)(g)                                             2,102
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%        1,700  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                 due 7/01/2029                                                                             1,778
--------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $440,022) - 136.7%                                       465,072
--------------------------------------------------------------------------------------------------------------------------------

                                 Municipal Bonds Held in Trust (j)
--------------------------------------------------------------------------------------------------------------------------------
California - 1.4%         4,400  California State, GO, Refunding, 5.25% due 2/01/2033 (i)                                  4,698
--------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.0%          10,250  Chicago, Illinois, Board of Education, GO (Chicago School Reform Project), 5.75%
                                 due 12/01/2027 (a)                                                                       10,570
                          9,100  Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                 Refunding Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (f)                       9,740
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.8%      5,600  Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series F,
                                 5.25% due 1/01/2046 (d)                                                                   5,763
                          3,100  Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                 Lines, Inc. Project), AMT, Series A, 5.50% due 1/01/2016 (a)                              3,275
                          4,000  Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                 Lines, Inc. Project), AMT, Series A, 5.50% due 1/01/2018 (a)                              4,226
                          2,870  Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                 Lines, Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                              3,032
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.4%        15,250  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (e)                     16,395
                          5,000  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (e)                      5,477
--------------------------------------------------------------------------------------------------------------------------------
New York - 1.3%           4,200  New York City, New York, GO, Series J, 5.50% due 6/01/2021 (c)                            4,587
--------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.2%     3,120  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2028 (e)                       3,368
                          2,765  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2029 (e)                       2,985
                          1,010  Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2030 (e)                       1,090
--------------------------------------------------------------------------------------------------------------------------------
Texas - 9.0%              4,000  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                 due 11/01/2028 (b)                                                                        4,188
                         14,500  Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%
                                 due 11/01/2033 (f)                                                                       15,570
                         10,400  Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Ascension Health Credit), Series A, 5.875% due 11/15/2009 (a)(g)                  11,031
--------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust (Cost - $102,911) - 31.1%                           105,995
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

                         Shares
                           Held  Short-Term Securities                                                                   Value
--------------------------------------------------------------------------------------------------------------------------------
                          3,400  Merrill Lynch Institutional Tax-Exempt Fund, 3.70% (l)(n)                            $    3,400
--------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $3,400) - 1.0%                                        3,400
--------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $546,333*) - 168.8%                                           574,467

                                 Other Assets Less Liabilities - 1.0%                                                      3,412

                                 Liability for Trust Certificates, Including Interest Expense Payable - (14.8%)          (50,336)

                                 Preferred Stock, at Redemption Value - (55.0%)                                         (187,220)
                                                                                                                      ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $  340,323
                                                                                                                      ==========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 497,530
                                                                      =========
      Gross unrealized appreciation                                   $  27,427
      Gross unrealized depreciation                                        (273)
                                                                      ---------
      Net unrealized appreciation                                     $  27,154
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   Assured Guaranty Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
           Tax-Exempt Fund                                (1,918)         $ 29
      --------------------------------------------------------------------------

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   Represents the current yield as of April 30, 2007.
(o)   FHLMC Collateralized.
(p)   FNMA/GNMA Collateralized.

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2007                      (in Thousands)

o Forward interest rate swaps outstanding as of April 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                 Notional        Unrealized
                                                                                  Amount        Depreciation
      ------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.753% and receive a floating rate
      based on 1-Week Bond Market Associated Rate

      Broker, JPMorgan Chase
      Expires May 2017                                                            $35,000            $ (278)

      Pay a fixed rate of 3.686% and receive a floating rate based on 1-Week Bond Market Associated Rate

      Broker, JPMorgan Chase
      Expires August 2017                                                         $16,500               (29)
      ------------------------------------------------------------------------------------------------------
      Total                                                                                          $ (307)
                                                                                                     =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniEnhanced Fund, Inc.

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniEnhanced Fund, Inc.

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniEnhanced Fund, Inc

Date: June 20, 2007